Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020
Virtus FORT Trend Fund | Class R6
Prospectus:
Trading Symbol	VRPAX
Virtus FORT Trend Fund | Class I
Prospectus:
Trading Symbol	VAPIX
Virtus FORT Trend Fund | Class C
Prospectus:
Trading Symbol	VAPCX
Virtus FORT Trend Fund | Class A
Prospectus:
Trading Symbol	VAPAX